Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity as of December 31, 2018, 2017 and 2016, and the changes for the years then ended (in thousands, except for share amounts):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2017	6,343,400	$4.74	$6,290
Options Granted	4,737,800	$5.23
Options Canceled	(500,435)	$5.84
Options Exercised	(57,690)	$3.69
Outstanding at December 31, 2018	10,523,075	$4.91	$1,723

Fair Value of Employee Stock Options
The fair value of employee stock options was estimated at the grant date using the following assumptions:

	Years Ended December 31,
	2018	2017	2016
Weighted-average grant date fair value	$3.65	$1.28	$5.86
Dividend yield	—	—	—
Volatility	81%	81%	75%
Risk-free interest rate	2.87%	1.92%	1.49%
Expected life of options	6.1 years	6.1 years	6.1 years

Summary of Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following at December 31, 2018:

Common stock warrants outstanding under the loan and security agreement	6,354,877
Common stock warrants outstanding under the Hercules securities agreement	306,748
Common stock warrants outstanding under the convertible notes	14,819,872
Common stock warrants outstanding under private placements	4,153,620
Common stock options outstanding under the Non-Employee Director Plan	3,200
Authorized for future grant or issuance under the 2009 Stock Incentive Plan	18,324,406
Shares issuable upon the conversion of the 2018 Notes	5,397,325
Issuable under assignment agreement based upon achievement of certain milestones	80,000
49,440,048